1933 Act File No. 33-44737
                                                      1940 Act File No. 811-6511

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                      ------

      Pre-Effective Amendment No.         ...........................

      Post-Effective Amendment No.    18   ..........................    X
                                   --------                           ------

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.   19   ..........................................     X
                    -------                                            ------

                                  REGIONS FUNDS
                        (formerly, First Priority Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_x  on January 31, 2000 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _______________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




[LOGO]

Family of Funds

Combined Prospectus


Dated January 31, 2000


[LOGO]

Trust Shares
Investment Shares

     . Regions Treasury Money Market Fund        . Regions Balanced Fund
     . Regions Limited Maturity Government Fund  . Regions Value Fund
     . Regions Fixed Income Fund                 . Regions Growth Fund
                          . Regions Aggressive Growth Fund



Table of Contents

Risk/Return Profile                                                                              2
Regions Funds                                                                                    3
What Are the Fund's Fees and Expenses?                                                          10
Main Risks of Investing in the Regions Funds                                                    12
Principal Strategies                                                                            14
Securities Descriptions                                                                         16
How to Buy Shares                                                                               18
Distribution of Fund Shares                                                                     20
How to Exchange Shares                                                                          21
How to Redeem Shares                                                                            22
Account and Share Information                                                                   23
Regions Funds Information                                                                       25
Portfolio Managers                                                                              26
Financial Highlights                                                                            30

Shares of the Regions Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


Prospectus

January 31, 2000

Risk/Return Profile

The Regions Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Capital Management Group, a unit of the Trust Division of Regions Bank (Adviser), is the investment adviser to the Regions Funds.

Main Risks of the Funds


Fixed
                                                                            Income
Mortgage-
                                                         Market           Securities    Backed
Securities    Sector    Money Market
                                                          Risks              Risks
Risks           Risks        Risks
Regions Treasury Money Market Fund
X                                                              X
Regions Limited Maturity Government Fund                     X                  X               X
Regions Fixed Income Fund                                    X                  X               X
Regions Balanced Fund                                        X                  X               X
Regions Value Fund                                           X
X                              X
Regions Growth Fund
X                                                 X
Regions Aggressive Growth Fund                               X
X                              X




A completed description of these risks can be found in the "Main Risks of Investing in the Regions Funds" section.


Market Risks. The value of equity securities in the Funds' portfolios will fluctuate and, as a result, the Funds' share prices may decline suddenly or over a sustained period of time. Further, because the smaller companies in which some of the Funds may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Fixed Income Securities Risks. Prices of fixed income securities generally fall when interest rates rise.

Mortgage-Backed Securities Risks. Mortgage-backed securities are subject to the risks of prepayment. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities

Sector Risks. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.

Money Market Risks. All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.



Regions Funds

Treasury Money Market Fund

Goal. To provide current income consistent with stability of principal and liquidity.

Strategy. The Fund invests in U.S. Treasury obligations maturing in 397 days or less. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



Annual Total Return (calendar years 1993-1999)

[graph appears here] - See Appendix 1.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Trust Shares total returns on a calendar year-endbasis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the chart, the Fund's Trust Shares highest quarterly return was 1.40% (quarter ended June 30, 1995). Its lowest quarter return was 0.66% (quarter ended June 30, 1993).


Average Annual Total Return through 12/31/99

                                                  Trust     Investment
Calendar Period                                  Shares        Shares
1 Year                                            4.28%        4.02%
5 Years                                           4.80%        4.42%
Start of Performance*                             4.25%        3.86%

* The start of performance date for the Trust Shares and Investment Shares was April 13, 1992.

The Fund's Trust Shares and Investment Shares Seven-Day Net Yields as of 12/31/99 were 4.75% and 4.50%, respectively. Investors may call the Fund at 1-800-433-2829 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



Limited Maturity Government Fund

Goal. To achieve current income.

Strategy. The Fund invests primarily in securities that are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in such securities. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity. The Fund intends to maintain an average dollar-weighted maturity between one and one-half and three years, although the Fund may purchase individual securities with longer maturities.



Annual Total Return (calendar years 1994-1999)


[graph appears here] - See Appendix 2

The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Investment Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the chart, the Fund's Investment Shares highest quarterly return was 3.39% (quarter ended June 30, 1995). Its lowest quarter return was (0.80%) (quarter ended March 31, 1994).

The following table represents the Fund's Trust Shares and Investment Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3), a broad-based market index. The ML1-3 is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 2.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Average Annual Total Return through 12/31/99

                            Trust       Investment
Calendar Period             Shares        Shares      ML1-3
1 Year                       2.28%        (0.90%)     3.25%
5 Years                       NA           5.48%      6.59%
Start of Performance*        3.87%         4.57%      5.60%


* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and December 12, 1993, respectively.


Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

                                                           Regions Funds (cont.)



Fixed Income Fund

Goal. To achieve current income with a secondary goal of capital appreciation.

Strategy. The Fund invests only in high grade debt securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in fixed-rate bonds and debentures. The Fund also invests in U.S. government securities. The Fund selects securities based upon fundamental macroeconomic, credit and market analysis. Normally, the Fund's average maturity will be between three and ten years.



Annual Total Return (calendar years 1993-1999)

[graph appears here] - See Appendix 3

The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Investment Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the chart, the Fund's Investment Shares highest quarterly return was 6.26% (quarter ended June 30, 1995). Its lowest quarter return was (3.36%) (quarter ended March 31, 1994).

The following table represents the Fund's Trust Shares and Investment Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10), a broad-based market index. The ML1-10 is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Average Annual Total Return through 12/31/99

                             Trust     Investment
Calendar Period              Shares      Shares     ML1-10
1 Year                       (0.31%)     (3.39%)    0.47%
5 Years                        NA         6.61%     7.13%
Start of Performance*         2.86%       5.89%     6.48%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and April 20, 1992, respectively.



Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Regions Funds (cont.)


Balanced Fund

Goal. To provide total return through capital appreciation, dividends and interest.

Strategy. The Fund invests primarily in common and preferred stock, convertible securities, and fixed income securities. Under normal market conditions, the Fund will maintain at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts (ADRs), collateralized mortgage obligations (CMOs), U.S. government securities, or other investments as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Adviser may shift between types of investments to attempt to maximize returns or reduce risk to the Fund.



Annual Total Return (calendar years 1995-1999)


[graph appears here] - See Appendix 4

The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Investment Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the chart, the Fund's Investment Shares highest quarterly return was 10.40% (quarter ended June 30, 1997). Its lowest quarter return was (2.43%) (quarter ended September 30, 1998).

The following table represents the Fund's Trust Shares and Investment Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 (S&P 500 ) and the Lehman Brothers Government/Corporate Index (LBGCI), two separate broad-based market indexes, and to the Standard & Poor's 500/Lehman Brothers Government/Corporate Index (S&P 500/LBGCI), a blended index comprised of 50% S&P 500 and 50% LBGCI. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The S&P 500/LBGCI combines the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through 12/31/99


                    Trust      Investment    S&P             S&P 500/
Calendar Period     Shares       Shares      500     LBGCI     LBGCI
1 Year               8.82%        5.56%     21.05%  (2.15%)    9.45%
5 Years               NA          15.82%    28.56%   7.61%     18.09%
Start of
Performance*        11.90%        15.77%    28.45%   7.69%     18.07%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and December 19, 1994, respectively.


Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Value Fund


Goal. To provide income and growth
of capital.


Strategy. The Fund invests in income-producing equity securities such as common and preferred stock, warrants, and securities (including debt securities) convertible into common stocks. Generally, these stocks are issued by companies with a market capitalization of $1 billion or more. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.



Annual Total Return (calendar years 1995-1999)

[graph appears here] - See Appendix 5

The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Investment Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the chart, the Fund's Investment Shares class highest quarterly return was 15.60% (quarter ended June 30, 1997). Its lowest quarter return was (9.78%) (quarter ended September 30, 1999).

The following table represents the Fund's Trust Shares and Investment Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard &Poor's 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is a sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Average Annual Total Return through 12/31/99


                                 Trust   Investment       S&P/
Calendar Period                  Shares     Shares     Barra Value
1 Year                            5.75%      2.69%        12.38%
5 Years                            NA       17.59%        21.75%
Start of Performance*             5.57%     17.53%        21.65%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and December 19, 1994, respectively.


Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Regions Funds (cont.)


Growth Fund


Goal. To provide growth of capital
and income.

Strategy. The Fund invests in common stock of companies with market capitalizations of $5 billion or more. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.

Annual Total Return (calendar years 1993-1999)

[graph appears here] - See Appendix 6

The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Investment Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the chart, the Fund's Investment Shares class highest quarterly return was 23.93% (quarter ended December 31, 1998). Its lowest quarterly return was (7.68%) (quarter ended September 30, 1998).

The following table represents the Fund's Trust Shares and Investment Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through 12/31/99


                          Trust     Investment     S&P
Calendar Period           Shares      Shares       500
1 Year                    28.57%       25.33%     21.05%
5 Years                     NA         28.58%     28.56%
Start of Performance*     31.10%       19.52%     20.68%

* The start of performance dates for the Trust Shares and Investment Shares were May 20, 1998, and April 20, 1992, respectively.



Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Aggressive Growth Fund


Goal. To provide long-term
capital appreciation.


Strategy. The Fund invests primarily in equity securities of companies with small to medium-sized market capitalizations of $5 billion or less. The Fund may also invest in larger companies that, in the opinion of the Adviser, possess attractive appreciation potential. Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings.

Performance Information for
Predecessor Collective Trust Fund


The Fund is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The performance data includes the performance of the collective trust fund for periods before the Fund's registration statement became effective. The past performance data is not necessarily indicative of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely effected.

Annual Total Return (calendar years 1994-1999)


[graph appears here] - See Appendix 7

The bar chart shows the variability of the Predecessor Collective Trust Fund's total returns on a yearly basis. The total returns reflect projected Fund expenses before waivers.

Within the period shown in the chart, the Predecessor Collective Trust Fund's highest quarterly return was 31.24% (quarter ended December 31, 1999). Its lowest quarterly return was (8.26%)(quarter ended June 30, 1994)..

The following table represents the Predecessor Collective Trust Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Predecessor Collective Trust Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC400/BG), both broad-based market indexes and the Lipper Midcap Growth Funds Index (LMGF). The S&P 500 is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P MC400/BG is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through 12/31/99


                                           S&P MC
Calendar Period           Fund    S&P500   400/BG     LMGF
1 Year                   38.64%   21.05%   28.65%   73.20%
5 Years                  27.51%   28.56%    NA      27.20%
Start of performance*    19.51%   22.45%    NA      21.57%

* The start of performance date for the Predecessor Collective Trust Fund was June 30, 1993.

Past performance does not necessarily predict the future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What Are the Fund's Fees and Expenses?


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Regions Funds.




                                               Treasury Money       Limited Maturity        Fixed
Income            Balanced
                                                 Market Fund         Government Fund
Fund                  Fund
                                             Trust    Investment   Trust    Investment   Trust
Investment   Trust    Investment
                                             Shares     Shares     Shares     Shares     Shares
Shares     Shares     Shares
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
 price)                                       None       None       None       None       None
None       None       None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)        None       None       None       3.00%      None
3.00%      None       3.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other
 Distributions)
(as a percentage of offering price)           None       None       None       None       None
None       None       None
Redemption Fee (as a percentage of
amount redeemed, if applicable)               None       None       None       None       None
None       None       None
Exchange Fee                                  None       None       None       None       None
None       None       None
Annual Fund Operating Expenses (Before
 Waivers) (1)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee (2)                             0.50%     0.50%      0.70%      0.70%      0.75%
0.75%      0.80%      0.80%
Distribution (12b-1) Services Fee (3)          None      0.40%      None       0.25%      None
0.30%      None       0.30%
Shareholder Services Fee                       None      None       None       0.25%      None
0.25%      None       0.25%
Other Expenses                                 0.19%     0.19%      0.31%      0.31%      0.21%
0.21%      0.29%      0.29%
Total Annual Fund Operating Expenses           0.69%     1.09%      1.01%      1.51%      0.96%
1.51%      1.09%      1.64%


(1) Although not contractually obligated to do so, the adviser and distributor waived certain amounts during the fiscal year ended November 30, 1999. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

                                    Total Waivers of Fund Expenses 0.25% 0.39%
 0.19% 0.44% 0.23% 0.53% 0.05% 0.35% Total Actual Annual Fund Operating Expenses
(after waivers)                                 0.44%  0.70%  0.82%  1.07%  0.73%  0.98%  1.04%  1.29%

(2) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Treasury Money Market Fund, Limited Maturity Government Fund, Fixed Income Fund and Balanced Fund (after the voluntary waivers) were 0.25%, 0.51%, 0.52% and 0.75%, respectively, for the fiscal year ended November 30, 1999.
(3) The distributor voluntarily waived a portion of the distribution (12b-1) services fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) services fee paid by the Treasury Money Market Fund's Investment Shares (after the voluntary waiver) was 0.26% for the fiscal year ended November 30, 1999. The Limited Maturity Government Fund, the Fixed Income Fund and the Balanced Fund did not pay or accrue the distribution (12b-1) services fee during the year ended November 30, 1999. The Limited Maturity Government Fund, Fixed Income Fund and the Balanced Fund do not expect to pay or accrue the distribution (12b-1) services fee during the fiscal year ending November 30, 2000.
Example
This Example is intended to help you compare the cost of investing in the Regions Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Trust Shares and Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption for the Investment Shares are also shown. The Example also assumes the your investment has a 5% return each year and that the Fund's Trust Shares and Investment Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class                          1 Year  3 Years  5 Years  10 Years
Trust Shares
Treasury Money Market Fund             $ 70     $221     $384    $  859
Limited Maturity Government Fund        103      322      558     1,236
Fixed Income Fund                        98      306      531     1,178
Balanced Fund                           111      347      601     1,329
Share Class                          1 Year  3 Years  5 Years  10 Years
Investment Shares
Treasury Money Market Fund             $111     $347     $601    $1,329
Limited Maturity Government Fund:
Expenses assuming redemption            454      577      824     1,802
Expenses assuming no redemption         154      477      824     1,802
Fixed Income Fund:
Expenses assuming redemption            454      577      824     1,802
Expenses assuming no redemption         154      477      824     1,802
Balanced Fund:
Expenses assuming redemption            467      617      892     1,944
Expenses assuming no redemption         167      517      892     1,944




                                                                                               Aggressive
                                                      Value Fund            Growth Fund        Growth Fund
                                                  Trust    Investment    Trust    Investment
                                                  Shares     Shares     Shares      Shares
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)      None       None      None        None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, as applicable)             None       3.00%     None        3.00%         3.00%
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)                None       None      None        None          None
Redemption Fees (as a percentage of
amount redeemed, if applicable)                    None       None      None        None          None
Exchange Fee                                       None       None      None        None          None
Annual Fund Operating Expenses
(Before Waivers) (5)
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee (6)                                 0.80%      0.80%     0.80%       0.80%         0.75%
Distribution (12b-1) Services Fee (7)              None       0.30%     None        0.30%         0.30%
Shareholder Services Fee                           None       0.25%     None        0.25%         None
Other Expenses (8)                                0.22%       0.22%     0.19%       0.19%         0.25%
Total Annual Fund Operating Expenses              1.02%       1.57%     0.99%       1.54%         1.30%

(5) Although not contractually obligated to do so, the adviser and distributor waived certain amounts during the fiscal year ended November 30, 1999. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

                            Waiver of Fund Expenses 0.05% 0.35% 0.05% 0.35%
    0.30% Total Actual Annual Fund Operating Expenses (after waivers) 0.97%
    1.22% 0.94% 1.19% 1.00%

(6) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Value Fund, Growth Fund and Aggressive Growth Fund (after the voluntary waivers) were 0.75%, 0.75% and 0.75%, respectively for the fiscal year ended November 30, 1999.
(7) The Value Fund, Growth Fund and Aggressive Growth Fund did not pay or accrue the distribution (12b-1) services fee during the fiscal year ended November 30, 1999. The Value Fund, Growth Fund and Aggressive Growth Fund do not expect to pay or accrue the distribution (12b-1) services fee during the fiscal year ending November 30, 2000.
(8) Other expenses reflect fees which the Aggressive Growth Fund expects to pay and accrue during the fiscal year ending November 30, 2000. Other expenses for the Aggressive Growth Fund were 0.44% for the fiscal year ended November 30, 1999.
Example

This Example is intended to help you compare the cost of investing in the Regions Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Trust Shares and Investment Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption for the Investment Shares are also shown. The Example also assumes the your investment has a 5% return each year and that the Fund's Trust Shares and Investment Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class                        1 Year  3 Years  5 Years  10 Years
Trust Shares
Value Fund                           $104     $325     $563    $1,248
Growth Fund                           101      315      547     1,213
Share Class                        1 Year  3 Years  5 Years  10 Years
Investment Shares
Value Fund:
Expenses assuming redemption         $460     $596     $855    $1,867
Expenses assuming no redemption       160      496      855     1,867
Growth Fund:
Expenses assuming redemption          457      586      839     1,834
Expenses assuming no redemption       157      486      839     1,834
Aggressive Growth Fund:
Expenses assuming redemption          432      512      713     1,568
Expenses assuming no redemption       132      412      713     1,568



Main Risks of Investing in the Regions Funds

General Risks. An investment in any of the Regions Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Regions Funds.


Market Risks. The Funds are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.


     Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and generally lower with large-capitalization companies. Therefore, you should expect that investments in the GROWTH FUND, the BALANCED FUND and, particularly, AGGRESSIVE GROWTH FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies.



FixedIncome Securities Risks. Risks of fixed income securities will impact the FIXED INCOME FUND and LIMITED MATURITY FUND, but might also affect the BALANCED FUND, VALUE FUND and AGGRESSIVE GROWTH FUND.

     Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

     In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

     The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

     If interest rates decline, an issuer may repay a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.


Mortgage-Backed Securities Risks. Mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities, as will mortgage foreclosures or defaults on the underlying obligations.


Futures and Options Risks. On behalf of a Fund, the Adviser may trade in options or futures in order to hedge the Fund's portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in a Fund's portfolio.


Sector Risks. When the Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the VALUE FUND is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The GROWTH FUND is expected to be weighted in the technology, consumer services, consumer non-durables and consumer staples sectors. The AGGRESSIVE GROWTH FUND will emphasize technology and biotechnology stocks.


MoneyMarket Risks. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.


     Any of these risks have an adverse affect on a Fund's total return or yield.

        Principal Strategies


Treasury Money Market Fund. The Fund invests primarily in short-term obligations of the U.S. Treasury. The Fund may also invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions. Consistent with the Fund's AAA rating by Standard & Poor's, the Fund will maintain an average maturity of 60 days or less.

     The Fund's primary objective is the production of current income while maintaining liquidity and stability of principal. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.


Limited Maturity Government Fund. The Fund invests in high-grade debt securities and will, under normal market conditions, have at least 65% of its total assets invested in U.S. government securities. The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage-backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.


     The average maturity of the Fund's debt securities generally will be in the range of 1.5 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened.

     Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade fixed-income securities with short- to intermediate-term maturities.


FixedIncome Fund. The Fund invests in high-grade debt securities and will, under normal market conditions, have at least 65% of its total assets invested in fixed-rate bonds. The Fund manager employs a "top down" strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage-backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

     The average maturity of the Fund's debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund's effective duration. Likewise, when rising interest rates are expected, the duration of the Fund's bond portfolio may be shortened.

     Consistent with the Fund's primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term,fixed- income securities.

Balanced Fund. The Fund invests in both equity and fixed-income investments, and will maintain a minimum of 25% of Fund assets in each asset class. The remaining 50% of Fund assets may be allocated between stocks and bonds, at the discretion of the Fund manager.

     The Fund's equity allocation will focus on high-quality, large-capitalization companies. Using a blend of growth and value styles, the Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

     The Fund's fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Corporate bond issues with a minimum credit rating of "A" (S & P/ Moody's) at the time of purchase may also be included as yield spreads become attractive.

ValueFund. The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Fund manager attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in share prices as market valuation factors re-adjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of at least $250 million. Convertible securities of smaller companies may also be included in the Fund's portfolio.

     The Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's intrinsic value, and adjusts the Fund's holdings accordingly.

Growth Fund. The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Fund manager selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund.

     In addition to seeking companies with above-average potential for growth, the Fund manager will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock's target price, and adjusts the Fund's holdings accordingly.

Aggressive Growth Fund. The Fund invests primarily in equities of small- to medium-sized companies whose market capitalization ranges from $300 million to $5 billion. The Fund may, as market conditions warrant, invest a portion of is assets in large-capitalization companies exhibiting above-average potential. The Fund manager seeks to identify companies with superior prospects for growth in revenues and earnings. Given recent market trends and expectations, the Fund may invest a substantial portion of its assets in the equities of technology and technology-related companies. These sectors have achieved substantial market growth in recent years, but exhibit greater volatility in earnings, dividends, and share prices than major market indices such as the S & P 500.

     Securities Descriptions

Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, and AGGRESSIVE GROWTH FUND invest.


     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Fixedincome securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. Generally, investors in fixed income securities are creditors of the issuer. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.



     The following describes the types of fixed income securities in which the Funds invest.


Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate debt securities are fixed income securities issued by businesses.
     Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are "pass-through certificates." An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

     In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
     POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.



Demand Master Notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice. They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor's option.

Portfolio Turnover. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund's shareholders, are taxable to them.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Funds may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.


     How to Buy Shares

What Do Shares Cost? You can buy shares of a Fund at net asset value (NAV), without a sales charge, on the New York Stock Exchange (NYSE), Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price. NAV is determined for the Funds (other than TREASURY MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the TREASURY MONEY MARKET FUND is determined twice daily at 11:00 a.m. (Central Time) and 3:00 p.m. (Central Time).

     To open an account with the Regions Funds, your first investment must be at least $25,000 for Trust Shares and $1,000 for Investment Shares. If you are an officer, director, employee or retired employee of Regions Bank, or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program, or if you open an IRA account, the minimum initial investment is $500 for Investment Shares. However, you can add to your existing Regions Funds account directly for as little as $100 or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your share transaction.



SalesCharge When You Redeem Aggressive Growth Fund and Investment Shares Only.
     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). A CDSC applies to the Aggressive Growth Fund and the Funds that offer Investment Shares, with the exception of the TREASURY MONEY MARKET FUND, is as follows:


      Shares Held Up To:    CDSC
      1 year               3.00%
      2 years              2.00%
      3 years              1.00%
      4 years              0.00%

      You will not be charged a CDSC when redeeming Shares:

      . if you are an officer, director, employee or retired employee of Regions
        Bank, or its affiliates, and your spouse and dependent children; or

      . if you are a trust customer redeeming through the Trust departments of Regions Bank, or its affiliates. The Trust departments may charge fees for services provided.

        In addition, you will not be charged a CDSC:


      . on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

      . on shares acquired through reinvestment of dividends and capital gains;

      . on shares held more than 3 years after the end of the calendar month of acquisition;

      . if your redemption is a required distribution and you are over the age of 70 1/2/ from an individual retirement account or other retirement plan;

      . upon the death or disability of the last surviving shareholder(s) of the account;

      . on shares purchased prior to June 1, 1997; or

      . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement.

      If your redemption qualifies the Distributor must be notified at the time of redemption to eliminate the CDSC.

      To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

      . Shares that are not subject to a CDSC;

      . Shares held the longest; and

      . then, the CDSC is based on the NAV at the time you purchased or redeemed those Shares, whichever is lower.

Dealer Concessions: For Aggressive Growth Fund shares and Investment Shares redeemed, with the exception of the TREASURY MONEY MARKET FUND, a dealer may receive up to 100% of the CDSC. The dealer may be advanced a portion of the CDSC at the time of purchase or upon payment arrangements made between the dealer and the Distributor. Such payments may be in the form of cash or promotional incentives.

How Do I Purchase Shares? Trust customers may purchase shares of any Fund by contacting their local Trust Administrator or by telephoning Regions Bank at 1-800-433-2829.

     You may purchase the AGGRESSIVE GROWTH FUND and Investment Shares by contacting your local Regions Investment Company, Inc. (RICI) office or telephone RICI at 1-800-456-3244. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805.

     You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

     Your purchase order must be received by the Fund by 11:00 a.m. (Central
     Time) for the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Payment for the purchase of TREASURY MONEY MARKET FUND shares is normally required the same business day. For settlement of an order for the other Funds, payment must be received within three business days of receipt of the order. Each Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, RICI, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

Distribution of Fund Shares


Federated Securities Corp., a subsidiary of Federated Investors, Inc., is the principal distributor for shares of the Funds and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' shares.


     Rule 12b-1 Plan (Aggressive Growth Fund and Investment Shares only). The Regions Funds has adopted a Rule 12b-1 Plan on behalf of the AGGRESSIVE GROWTH FUND and Investment Shares of the Funds. The 12b-1 fee paid by the AGGRESSIVE GROWTH FUND and Investment Shares of the other Fund's is as follows:

     Fund                 12b-1 Fee Paid as a Percentage
                            Investment Shares Assets
     Limited Maturity
      Government Fund                   0.25%
     Fixed Income Fund                  0.30%
     Balanced Fund                      0.30%
     Value Fund                         0.30%
     Growth Fund                        0.30%
     Aggressive Growth Fund             0.30%
     Treasury Money
      Market Fund                       0.40%

     The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of the AGGRESSIVE GROWTH FUND and Investment Shares of the Funds. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

How to Exchange Shares


Exchange Privilege. You may exchange Shares of a Fund into Shares of the same class of another Fund at NAV by calling or writing to Regions Bank or RICI, as appropriate. AGGRESSIVE GROWTH FUND shareholders may exchange their shares for Shares of any of the other Regions Funds. Shareholders of AGGRESSIVE GROWTH FUND should contact their Trust Administrator or RICI representative, as appropriate, to determine which class of shares of the other Regions Funds they are eligible to acquire by exchange. Texas residents must telephone Federated Securities Corp. at 1-800-356-2805 to exchange shares. To do this, you must:


     . meet any minimum initial investment requirements; and

     . receive a prospectus for the Fund into which you wish to exchange.


     Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

     Investment Shares of any Fund may be exchanged-for Investment Shares of another Fund without the imposition of a contingent deferred sales charge. However, if the shareholder redeems the exchange-for shares within three years of the original purchase of exchanged shares, a contingent deferred sales charge will be imposed.

     The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

     Shareholders contemplating exchanges into the Regions Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     By Telephone: Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for Shares to be exchanged that day. Orders for exchange received after 3:00 p.m. (Central Time) on any business day will be executed at the close of the next business day.

     Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if it changes telephone transaction privileges.


How to Redeem Shares


     You may redeem your Fund shares by several methods. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.


Systematic Withdrawal Plan. Under a Systematic Withdrawal Plan, with respect to the Investment Shares of the Funds and the AGGRESSIVE GROWTH FUND, accounts having a value of at least $10,000 may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100. Excessive withdrawals may deplete or decrease the value of an account. For this reason, payments under this Systematic Withdrawal Plan should not be considered as yield or income on the shareholder's investment in the Funds. A contingent deferred sales charge may be imposed on Investment Shares of the Funds, with the exception of TREASURY MONEY MARKET FUND.



Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

               -when you want a redemption to be sent to an address other than the one you have on record with the Fund;
               -when you want the redemption payable to someone other than the shareholder of record; or
               -when your redemption is to be sent to an address of record that was changed within the last 90 days.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:


     . to allow your purchase payment to clear;
     . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the
       Fund's ability to manage its assets.

     To redeem Trust Shares, trust customers of Regions Bank should telephone their Trust Administrator. Investment Shares may be redeemed by telephoning their local RICI office. Shareholders of AGGRESSIVE GROWTH FUND should contact their Trust Administrator or RICI representative, as appropriate. Shareholders who purchased shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

     To redeem Shares by mail, written requests must be received in proper form and can be made through the trust Department, RICI or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of shares, account number and the share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund. Shareholders are encouraged to telephone the Trust Department, or RICI for assistance in redeeming by mail.

     Redemption requests for the Funds must be received by 11:00 a.m. (Central
     Time) for the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired to the shareholder's account at Regions Bank within five business days, but in no event more than seven days, after the request is made.


    Account and Share Information

Will I be Charged a Fee for Redemption? Trust Shares of any of the Funds and Investment Shares of the TREASURY MONEY MARKET FUND are not subject to a redemption fee. Depending on when you redeem your AGGRESSIVE GROWTH FUND and Investment Shares of the other Funds, you may be charged a fee by the Fund for redeeming your shares. See "How to Buy Shares" - "Sales Charge When You Redeem Aggressive Growth Fund and Investment Shares Only." You may also be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than RICI or the Regions Banks). Consult your Authorized Dealer or service provider for more information, including applicable fees.

Confirmation and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). The TREASURY MONEY MARKET FUND sends you monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

     You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.


Dividends and Capital Gains

      Fund               Dividends Declared and Paid
      Balanced Fund
      Value Fund
      Growth Fund                  quarterly
      Aggressive Growth
       Fund
      Treasury Money
       Market Fund
      Fixed Income Fund            monthly
      Limited Maturity
       Government Fund

     Dividends are declared and paid to shareholders invested in a Fund on the record date.

     In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

       If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

Share Certificates. The Funds will not issue share certificates.



     Account and Share Information (cont.)

Tax Information


Federal Income Tax. The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

     Fund distributions are expected to be primarily dividends for the TREASURY MONEY MARKET FUND and LIMITED MATURITY GOVERNMENT FUND and both dividends and capital gains for all other Funds. Redemptions and exchanges are taxable sales.

     Please consult your tax adviser regarding your federal, state, and local tax liability.

Regions Fund Information

Management of the Regions Funds. The Board of Trustees governs the Trust. The
     Board selects and oversees the Adviser, The Capital Management Group, a unit of the Trust Division of Regions Bank. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 12th Floor, Birmingham, Alabama, 35203.


Adviser Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

FUND                                           ADVISER FEE
TREASURY MONEY MARKET FUND                            0.50%
LIMITED MATURITY GOVERNMENT FUND                      0.70%
FIXED INCOME FUND                                     0.75%
AGGRESSIVE GROWTH FUND                                0.75%
GROWTH FUND                                           0.80%
BALANCED FUND                                         0.80%
VALUE FUND                                            0.80%



The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.


Adviser's Background. The Capital Management Group is a unit of the Trust
     Division of Regions Bank, which is a wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. Regions Financial Corporation has achieved Thomson Bank Watch's highest rating of "A," a distinction earned by less than 1% of U.S. financial institutions. Regions Bank was selected for inclusion in the S&P 500-Standard & Poor's widely followed index of the 500 most prominent companies in the nation. As of December 31, 1999, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States with total assets of approximately $42.7 billion. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated Investors, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per account, per year) is, depending on which Regions Fund is charged, either equal to or less than the fees the Funds would pay their transfer agent for these accounts if sub-accounting hadn't been performed.



Performance Information for Predecessor Collective Trust Fund


The AGGRESSIVE GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The Adviser has represented that the Fund's investment objective, policies and limitations are all in material respects equivalent to those of the collective trust fund.

The Fund's average annual compounded total returns for the one-, three-, five-and since inception periods ended December 31, 1999, reflecting the contingent deferred sales charge (See the section entitled "How to Buy Shares--What Do Shares Cost" in this prospectus) were 38.64%, 31.97%, 27.52% and 19.51%, respectively. The Fund's average annual compounded total returns for the one-, three-, five-, and since inception periods ended December 31, 1999, without reflecting the contingent deferred sales charge were 41.89%, 32.19%, 27.52% and 19.49%, respectively. The quoted performance data includes the performance of the collective trust fund for periods before the Fund's registration statement became effective and reflects projected Fund expenses absent waivers. The past performance data shown above is not necessarily indicative of the Fund's future performance. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely effected.

Regions Funds Personnel

J. Kenneth Alderman, CFA     Director,           Senior Vice President. Director, Capital Management
                             Regions Funds       Group. Responsible for the comprehensive investment
policy of the group and the
                                                 Regions Family of Mutual Funds (1992-present).
Experience: 16 years investment
                                                 experience, including ten years of investment experience
with the Trust Division
                                                 of Regions Bank; two years commercial bank experience.
Education: B.S.,
                                                 Accounting, Auburn University, 1973; M.B.A., Florida
State University, 1976;
                                                 Certified Public Accountant, 1975; National Graduate
Trust School, 1985; Chartered
                                                 Financial Analyst, 1989. Affiliations: Member, Institute
of Chartered Financial
                                                 Analysts, Association for Investment Management and
Research, and American
                                                 Institute of Certified Public Accountants.

W. Jackson Parham, Jr., CFA  Manager,            Vice President. Director, Investment Services.
Responsible
                             Regions Funds       for measuring the quarterly performance and style
specificity of Regions Funds,
                                                 and for supervising fund administration. Responsible for
providing investment
                                                 consulting services to institutional investors and
offering corporate finance and
                                                 business planning/strategy services to growing
businesses. Experience: 12 years
                                                 experience in investment banking, financial consulting,
teaching finance and
                                                 investments at the college level, and management of
client portfolios. Education:
                                                 B.A., History, Freed-Hardeman College, 1984; M.B.A.,
University of Virginia, 1987;
                                                 Chartered Financial Analyst, 1995. Affiliations: Member,
Institute of Chartered
                                                 Financial Analysts and Association for Investment
Management and Research.

James L. Savage, CFA         Portfolio Manager,  Vice President and Senior Equity Analyst. Responsible for
                             Value Fund          the day-to-day management of the Regions Value Fund
(January, 1996). Also serves
                                                 as an active member of the Capital Management Group as
Director of Research,
                                                 portfolio manager and analyst. Also responsible for
product development and
                                                 day-to-day administration for Regions Funds. Experience:
nine years investment
                                                 analysis and portfolio management. Joined Regions Bank
(November, 1995) to bring
                                                 further expertise to investment team. Previously had
been a trust portfolio
                                                 manager for a large regional bank in the Southeast which
utilized a value style of
                                                 equity management (March, 1992 - October, 1995).
Education: B.S., Finance, Auburn
                                                 University, 1987; M.S., Finance, Georgia State
University, 1991; Chartered
                                                 Financial Analyst, 1995. Affiliations: Member, Chartered
Financial Analysts,
                                                 Member & Board of Directors, Alabama Society of
Financial Analysts and Association
                     for Investment Management and Research.

Mary Lynn Bronner, CFA       Portfolio Manager,  Vice President, Chief Investment Strategist and Senior
                             Fixed Income Fund   Fixed Income Portfolio Manager. Responsible for the
day-to-
                             Balanced Fund       day management of the Regions Fixed Income Fund (July,
1997) and
                             (co-manager)        co-manager of the Regions Balanced Fund. Ms. Bronner
served as portfolio
                                                 manager for the Regions Limited Maturity Government Fund
from January,
                                                 1997 until taking over the Fixed Income Fund in July,
1997. She also
                                                 serves as a member of the Capital Management Group and
assists other
                                                 portfolio and Fund managers in the management of
institutional portfolios.
                                                 Experience: 19 years investment experience, specifically
seven years as
                                                 Portfolio Manager for Regions Financial Corporation
under its predecessor,
                                                 First Alabama Bank (April 1996 to the present and 1981 -
1986); seven
                                                 years as a Registered Investment Advisor with The
Bronner Group (September
                                                 1989 - March 1996). Education: B.S., Finance, University
of Tennessee,
                                                 1977; M.B.A., Auburn University at Montgomery, 1980;
Jurisdoctor Law,
                                                 Jones Law Institute, 1984; and Chartered Financial
Analyst, 1982.
                                                 Affiliations: Member, Alabama State Bar, Institute of
Chartered Financial
                                                 Analysts, and Association for Investment Management and
Research.

John M. Haigler              Portfolio Manager,  Vice President and Portfolio Manager. Responsible for the
                             Limited Maturity    day-to-day management of the Regions Limited Maturity
                             Government Fund     Government Fund (July, 1997). Mr. Haigler previously
served as portfolio
                                                 manager of the Regions Treasury Money Market Fund
(April, 1992-December,
                                                 1993) and as portfolio manager of the Regions Limited
Maturity Government
                                                 Fund (December, 1993-January, 1997). He is responsible
for management of
                                                 the Trust Division's short-term income funds and for
commercial paper and
                                                 certificates of deposit investments. Mr. Haigler also
serves as an active
                                                 member of the Capital Management Group and as a
portfolio manager and
                                                 analyst. Experience: 24 years investment experience, 33
years with Regions
                                                 Bank. Education: B.A., Huntington College, 1963.
Affiliations: Member,
                                                 Alabama Society of Financial Analysts and Association
for Investment
                                                 Management and Research.

John E. Steiner, CFA         Portfolio Manager,  Vice President and Senior Equity Portfolio Manager.
                             Growth Fund         Responsible for the day-to-day management of the Regions
                             Balanced Fund       Growth Fund and co-manager of the Regions Balanced Fund.
Served as
                             (co-manager)        portfolio manager of the Regions Treasury Money Market
Fund from December,
                                                 1993 until taking over the Balanced Fund on June 1,
1996. He actively
                                                 manages employee benefit and personal trust accounts as
well as
                                                 contributes to the formulation of equity and fixed
income strategies.
                                                 Experience: 15 years investment experience, specifically
Employee
                                                 Benefits, Personal Trust, and Endowments; 17 years with
Regions Bank.
                                                 Education: B.S., Business Administration/Industrial
Management, Auburn
                                                 University, 1981; Chartered Financial Analysts 1996.
Affiliations: Member,
                                                 Chartered Financial Analysts and the Association for
Investment Management
                                                 and Research.

Charles A. Murray, CFA       Portfolio Manager,  Vice President and Portfolio Manager. Responsible for the
                             Aggressive          day-to-day management of the Regions Aggressive Growth
Fund (March, 1999).
                             Growth Fund         Served as Portfolio Aggressive Growth Fund Manager and
Analyst in the
                                                 Capital Management Group managing equity portfolios and
balanced accounts
                                                 since 1974. Joined Regions Bank in June, 1972. Served as
a Portfolio
                                                 Manager for small/mid-cap common trust funds, a
convertible income fund
                                                 and a fixed income fund from 1978 through 1992.
Portfolio Manager of the
                                                 Regions Growth Fund (formerly, First Priority Equity
Fund) from 1992
                                                 through 1995. Employee Benefits account portfolio
manager from 1996
                                                 through present. Education: B.S., University of Alabama,
1970; Chartered
                                                 Financial Analyst, 1993. Affiliations: Member, Alabama
Society of
                                                 Financial Analysts and Association for Investment
Management and Research.

David B. Rees, Jr.           Portfolio Manager,  Portfolio Manager. Responsible for the day-to-day
                             Treasury Money      management of the Regions Treasury Money Market Fund
(April, 1999). Also
                             Market Fund         serves as an active member of the Capital Management
Group as a portfolio
                                                 manager. Experience: Five years investment analysis and
portfolio
                                                 management. Previously financial adviser with a
publicly-held national
                                                 brokerage firm (January, 1995 - March, 1998). Analyst
for Capital
                                                 Management Group from March
1998 through April 1999.
Education: B.S.,
                                                 Finance, Auburn University, 1992; M.B.A., Auburn
University, 1994.


Lee S. Cox                   Sales Manager,     Vice President. Responsible for sales and marketing of
the Regions Funds. Works
                             Regions Funds      closely with executives and brokers of Regions Investment
Company on issues such as
                                                compliance, product awareness, and product development.
Provides feedback to Regions
                                                Funds management regarding marketplace viability and
reception of the funds.
                                                Experience: two years as vice president and trust
investment officer with Regions
                                                Bank; eight years as regional vice president and
investment representative with
                                                Citigroup's Primerica; four years as legislative aide to
U.S. Senator Howell Heflin.
                                                Education: B.A., Christian Ministries, Asbury College,
1984; M.A., Public Policy,
                                                Regent University, 1986.




Financial Highlights



The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Deloitte &Touche LLP, the Funds' independent auditors. Their report dated January 21, 2000 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds. Further information about the performance of the Funds is contained in the Funds' Annual Report dated November 30, 1999, which may be obtained free of charge.


For a share outstanding throughout each period.



Net
                                                          realized
Distributions
                                                            and
from net
                             Net Asset                   unrealized                 Distributions
realized      Distributions in
                              Value,         Net         gain(loss)   Total from      from net
gain on       excess of net
                             beginning    investment        on        investment     investment
investment       investment
Year Ended November 30,      of period      income      investments   operations       income
transactions       income
Treasury Money Market
Fund
 - Trust
Shares
 1995                           $ 1.00       0.05             -          0.05
(0.05)              -               -
 1996                           $ 1.00       0.05             -          0.05
(0.05)              -               -
 1997                           $ 1.00       0.05             -          0.05
(0.05)              -               -
 1998                           $ 1.00       0.05             -          0.05
(0.05)              -               -
 1999                           $ 1.00       0.04             -          0.04
(0.04)              -               -
Treasury Money Market
Fund
 - Investment
Shares
 1995                           $ 1.00           0.04          -         0.04
(0.04)              -               -
 1996                           $ 1.00           0.04          -         0.04
(0.04)              -               -
 1997                           $ 1.00           0.04          -         0.04
(0.04)              -               -
 1998                           $ 1.00           0.04          -         0.04
(0.04)              -               -
 1999                           $ 1.00           0.04          -         0.04
(0.04)              -               -
Limited
Maturity
 Government Fund -
Trust

Shares
 1998(a)                        $ 9.96           0.25       0.11         0.36
(0.25)              -               -
 1999                           $10.07           0.46      (0.20)        0.26           (0.46)
(0.01)              -
Limited
Maturity
 Government Fund
-
 Investment
Shares
 1995                           $ 9.60           0.51       0.44         0.95
(0.51)              -               -
 1996                           $10.04           0.50      (0.08)        0.42
(0.50)              -               -
 1997                           $ 9.96           0.49      (0.02)        0.47
(0.49)              -               -
 1998                           $ 9.94           0.46       0.13         0.59
(0.46)              -               -
 1999                           $10.07           0.45      (0.21)        0.24           (0.44)
(0.01)              -
Fixed Income Fund -
Trust

Shares
 1992(b)                        $ 9.90           0.38       0.37         0.75
(0.38)              -               -
 1993                           $10.27           0.51       0.50         1.01           (0.51)
(0.10)              -
 1994                           $10.67           0.54      (1.01)       (0.47)          (0.53)
(0.20)          (0.01)(f)
 1995(c)                        $ 9.46           0.09       0.11         0.20
(0.09)              -               -
 1998(a)                        $10.39           0.28       0.22         0.50
(0.28)              -               -
 1999                           $10.61           0.53      (0.51)        0.02
(0.53)              -               -
Fixed Income Fund
-
 Investment
Shares
 1995                           $ 9.46           0.52       0.90         1.42
(0.54)              -               -
 1996                           $10.34           0.54       0.02         0.56
(0.54)              -               -
 1997                           $10.36           0.58       0.02         0.60
(0.59)              -               -
 1998                           $10.37           0.53       0.24         0.77
(0.53)              -               -
 1999                           $10.61           0.51      (0.51)        0.00
(0.51)              -               -



Net
                                                                              Ratios
to                        assets
                                                                           Average Net
Assets                  end of
                                            Net Asset                            Net
Expense         period
                                  Total     Value, end     Total              Investment
waiver/          000)     Portfolio
Year Ended November 30,      Distributions  of period    returning  Expenses   Income
reimbursement(h)   omitted)   turnover
Treasury Money Market
Fund
 - Trust
Shares
 1995                            (0.05)       $ 1.00      5.48%       0.33%        5.35%
0.50%          $109,368    -
 1996                            (0.05)       $ 1.00      4.83%       0.52%        4.71%
0.29%          $101,786    -
 1997                            (0.05)       $ 1.00      4.81%       0.52%        4.71%
0.25%          $166,035    -
 1998                            (0.05)       $ 1.00      4.71%       0.47%        4.57%
0.25%          $524,592    -
 1999                            (0.04)       $ 1.00      4.21%       0.44%        4.12%
0.25%          $493,350    -
Treasury Money Market
Fund
 - Investment
Shares
 1995                            (0.04)       $ 1.00      5.06%       0.73%        4.98%
0.50%          $ 28,930    -
 1996                            (0.04)       $ 1.00      4.41%       0.92%        4.31%
0.29%          $ 40,619    -
 1997                            (0.04)       $ 1.00      4.39%       0.92%        4.31%
0.25%          $ 45,960    -
 1998                            (0.04)       $ 1.00      4.30%       0.87%        4.17%
0.25%          $ 89,673    -
 1999                            (0.04)       $ 1.00      3.94%       0.70%        3.89%
0.39%          $119,898    -
Limited
Maturity
 Government Fund -
Trust

Shares
 1998(a)                         (0.25)      $10.07       3.59%       1.04%(i      4.73%(i)
-           $ 55,627   69%
 1999                            (0.47)      $ 9.86       2.64%       0.82%        4.66%
0.19%          $ 66,678   22%
Limited
Maturity
 Government Fund
-
 Investment
Shares
 1995                            (0.51)      $10.04      10.12%       0.61%        5.26%
0.49%          $ 63,078   26%
 1996                            (0.50)      $ 9.96       4.37%       1.01%        5.09%
0.08%          $ 63,732   48%
 1997                            (0.49)      $ 9.94       4.81%       0.99%        4.91%
-           $ 79,621   40%
 1998                            (0.46)      $10.07       6.05%       1.12%        4.65%
-           $ 33,456   69%
 1999                            (0.45)      $ 9.86       2.39%       1.07%        4.41%
0.19%          $ 46,679   22%
Fixed Income Fund -
Trust

Shares
 1992(b)                         (0.38)      $10.27       7.66%       0.77%(i      6.02%(i)
0.29%(i)       $ 96,354   44%
 1993                            (0.61)      $10.67      10.14%       0.84%        4.80%
0.25%          $169,881   83%
 1994                            (0.74)      $ 9.46      (4.55%)      0.79%        5.44%
0.25%          $153,289   24%
 1995(c)                         (0.09)      $ 9.57       2.11%       0.82%(i      5.79%(i)
0.25%(i)              -    -
 1998(a)                         (0.28)      $10.61       4.87%       0.97%(i      5.19%(i)
-           $193,351   64%
 1999                            (0.53)      $10.10       0.24%       0.73%        5.18%
0.23%          $215,281   18%
Fixed Income Fund
-
 Investment
Shares
 1995                            (0.54)      $10.34      15.37%       1.02%        5.25%
-           $160,286   45%
 1996                            (0.54)      $10.36       5.66%       1.02%        5.38%
-           $152,940   52%
 1997                            (0.59)      $10.37       5.99%       0.97%        5.73%
-           $184,064   37%
 1998                            (0.53)      $10.61       7.60%       0.99%        5.17%
-           $ 23,992   64%
 1999                            (0.51)      $10.10      (0.01%)      0.98%        4.95%
0.23%          $ 48,641   18%


Financial Highlights
 (cont.)


                                                Net            Net
Distributions
                                             investment      realized
from net
                              Net Asset        income          and                     Distributions
realized   Distributions in
                                Value           (net        unrealized     Total from     from net
gain on      excess of net
                              beginning       operating    gain(loss) on   investment    investment
investment     investment
Year Ended November 30,       of period         loss)       investments    operations      income
transactions       income
Balanced Fund -
Trust

Shares
 1998(a)                        $14.52           0.19          0.80          0.99
(0.19)            -               -
 1999                           $15.32           0.38          1.12          1.50           (0.36)
(0.49)              -
Balanced Fund -
Investment

Shares
 1995(d)                        $10.00           0.44          1.38          1.82
(0.36)            -               -
 1996                           $11.46           0.41          1.27          1.68           (0.42)
(0.21)              -
 1997                           $12.51           0.36          1.60          1.96           (0.37)
(0.31)              -
 1998                           $13.79           0.35          1.96          2.31           (0.37)
(0.41)              -
 1999                           $15.32           0.33          1.12          1.45           (0.32)
(0.49)              -
Value Fund - Trust
Shares
 1998(a)                        $17.31           0.10         (0.02)         0.08
(0.11)            -               -
 1999                           $17.28           0.18          0.73          0.91           (0.17)
(2.09)              -
Value Fund -
Investment

Shares
 1995(d)                        $10.00           0.40          1.98          2.38
(0.34)            -               -
 1996                           $12.04           0.27          2.22          2.49           (0.29)
(0.35)              -
 1997                           $13.89           0.22          2.94          3.16           (0.21)
(0.66)              -
 1998                           $16.18           0.22          1.50          1.72           (0.21)
(0.42)              -
 1999                           $17.27           0.09          0.78          0.87           (0.13)
(2.09)              -
Growth Fund - Trust
Shares
 1992(b)                        $ 9.86           0.14          0.77          0.91
(0.11)            -               -
 1993                           $10.66           0.18         (0.03)         0.15           (0.18)
(0.12)              -
 1994                           $10.51           0.25         (0.10)         0.15           (0.23)
(0.07)              -
 1995(c)                        $10.36           0.08          0.02          0.10           (0.08)
(0.33)              -
 1998(a)                        $17.81           0.02          2.27          2.29
(0.02)            -               -
 1999                           $20.08           0.03          5.18          5.21           (0.01)
(1.73)              -
Growth Fund -
Investment

Shares
 1995                           $10.36           0.18          2.10          2.28           (0.21)
(0.33)              -
 1996                           $12.10           0.12          3.12          3.24           (0.15)
(0.55)              -
 1997                           $14.64           0.07          3.01          3.08           (0.07)
(0.76)              -
 1998                           $16.89           0.02          5.00          5.02           (0.03)
(1.80)              -
 1999                           $20.08          (0.03)         5.17          5.14               -
(1.73)              -
Aggressive Growth
Fund
 1999(e)                        $10.00              -          3.20          3.20               -
(0.62)              -


                                                                                    Ratios
to                            Net
                                                                                 Average Net
Assets                     assets,

Net                             end of
                                             Net Asset                               investment
Expense        period
                                 Total       Value, end   Total                      income (net
waiver/         (000
                             distributions   of period   return(g)     Expenses     operating loss)
reimbursement(h)  omitted)
Balanced Fund -
Trust

Shares
 1998(a)                        (0.19)        $15.32        6.89%       1.11%(i)
2.56%(i)           -           $ 10,409
 1999                           (0.85)        $15.97       10.14%       1.04%           2.42%
0.05%          $ 15,868
Balanced Fund -
Investment

Shares
 1995(d)                        (0.36)        $11.46       18.50%       0.61%(i)        4.34%(i)
0.56%(i)       $ 51,197
 1996                           (0.63)        $12.51       15.35%       1.13%           3.60%
0.09%          $ 59,321
 1997                           (0.68)        $13.79       16.34%       1.11%
2.73%              -           $ 83,073
 1998                           (0.78)        $15.32       17.49%       1.25%
2.42%              -           $112,260
 1999                           (0.81)        $15.96        9.82%       1.29%           2.17%
0.05%          $167,037
Value Fund - Trust
Shares
 1998(a)                        (0.11)        $17.28        0.50%       1.06%(i)
1.29%(i)           -           $157,990
 1999                           (2.26)        $15.93        5.76%       0.97%           1.02%
0.05%          $205,198
Value Fund -
Investment

Shares
 1995(d)                        (0.34)        $12.04       24.14%       0.69%(i)        3.93%(i)
0.55%(i)       $ 45,424
 1996                           (0.64)        $13.89       21.72%       1.11%           2.29%
0.06%          $ 83,572
 1997                           (0.87)        $16.18       24.08%       1.04%
1.50%              -           $152,531
 1998                           (0.63)        $17.27       11.00%       1.11%
1.24%              -           $ 47,815
 1999                           (2.22)        $15.92        5.51%       1.22%           0.77%
0.05%          $ 77,325
Growth Fund - Trust
Shares
 1992(b)                        (0.11)        $10.66        9.28%       0.76%(i)        2.28%(i)
0.35%(i)       $102,822
 1993                           (0.30)        $10.51        1.43%       0.84%           1.85%
0.30%          $154,185
 1994                           (0.30)        $10.36        1.42%       0.79%           2.32%
0.30%          $143,876
 1995(c)                        (0.41)        $10.05        1.00%       0.83%(i)        2.76%(i)
0.30%(i)              -
 1998(a)                        (0.02)        $20.08       12.85%       1.00%(i)
0.22%(i)           -           $246,613
 1999                           (1.74)        $23.55       27.42%       0.94%           0.05%
0.05%          $376,940
Growth Fund -
Investment

Shares
 1995                           (0.54)        $12.10       23.01%       1.03%           1.61%
0.05%          $154,297
 1996                           (0.70)        $14.64       28.22%       1.05%           0.98%
0.01%          $175,521
 1997                           (0.83)        $16.89       22.37%       1.01%
0.45%              -           $275,006
 1998                           (1.83)        $20.08       33.81%       1.08%
0.12%              -           $140,922
 1999                           (1.73)        $23.49       27.07%       1.19%          (0.20%)
0.05%          $320,921
Aggressive Growth
Fund
 1999(e)                        (0.62)        $12.58       33.17%       1.19%(i)
(0.11%)(i)          -           $ 95,992


                               Portfolio
                                turnover
Balanced Fund - Trust
 Shares
 1998(a)                          31%
 1999                             23%
Balanced Fund - Investment
 Shares
 1995(d)                          49%
 1996                             41%
 1997                             34%
 1998                             31%
 1999                             23%
Value Fund - Trust Shares
 1998(a)                          63%
 1999                             69%
Value Fund - Investment
 Shares
 1995(d)                          76%
 1996                             58%
 1997                             31%
 1998                             63%
 1999                             69%
Growth Fund - Trust Shares
 1992(b)                          30%
 1993                             74%
 1994                             66%
 1995(c)                          -
 1998(a)                          41%
 1999                             20%
Growth Fund - Investment
 Shares
 1995                             110%
 1996                             56%
 1997                             40%
 1998                             41%
 1999                             20%
Aggressive Growth Fund
 1999(e)



          64%

(a) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.
(b) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.
(c) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.
(d) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.
(e) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.
(f) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.
(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(h) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.
(i)  Computed on an annualized basis.



Regions Funds


A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Funds' annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge write to or call Regions Funds at 1-800-433-2829.

You can obtain information about the Regions Funds (including the SAI) by visiting or writing the Public Reference Room of the SEC in Washington, D.C. You may also access Regions Funds information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



Regions Funds
417 North 20th Street
12th Floor
P.O. Box 10247 (Zip code: 35202)
Birmingham, Alabama 35203
1-800-433-2829
Federated Securities Corp.
Distributor

007576 (1/00)

SEC File No. 811-6511


Regions Aggressive Growth Fund                 RAGRX  75913Q845

Regions Balanced Fund Trust Shares             FPALX  75913Q209
Regions Balanced Fund Investment Shares        FPBLX  75913Q100
Regions Fixed Income Fund Trust Shares         RFIFX  75913Q803
Regions Fixed Income Fund Investment Shares    FPFTX  75913Q704
Regions Growth Fund Trust Shares               RGRAX  75913Q407
Regions Growth Fund Investment Shares          FPETX  75913Q308
Regions Limited Maturity Gov't Fund
Trust Shares                                   RLMGX  75913Q852
Regions Limited Maturity Gov't Fund
Investment Shares                              FPLGX  75913Q860
Regions Treasury Money Market Fund
Trust Shares                                   FITXX  75913Q878
Regions Treasury Money Market Fund
Investment Shares                              FPIXX  75913Q886

Regions Value Fund Trust Shares                RVLAX  75913Q605
Regions Value Fund Investment Shares           FPEIX  75913Q506


Federated Securities Corp., Distributor


Federated Securities Corp., Distributor


[logo]

007576 (1/00)



                                               Regions Funds




                                                Trust Shares

                                             Investment Shares

                                    Statement of Additional Information


                                               January 31, 2000







 o Regions Treasury Money Market Fund              o  Regions Balanced Fund
 o Regions Limited Maturity Government Fund        o  Regions Value Fund
 o Regions Fixed Income Fund                       o  Regions Growth Fund
                             o Regions Aggressive Growth Fund




      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Regions Funds, dated January 31, 2000. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or Annual Report, without charge by calling the Trust at 1-800-433-2829.



      5800 Corporate Drive
      Pittsburgh, Pennsylvania 15237-7010

CUSIP
75913Q886        75913Q878
75913Q860        75913Q852
75913Q704        75913Q803
75913Q100        75913Q209
75913Q506        75913Q605
75913Q308        75913Q407
75913Q845

007580 (1/00)


FEDERATED SECURITIES CORP.
Distributor

A subsidiary of  FEDERATED INVESTORS, INC.

Table of Contents
--------------------------------------------------------------------------------



How are the Funds Organized                                1


Securities in Which the Funds Invest                       1


Securities Descriptions, Techniques and Risks              2


Investment Limitations                                    10


Determining Market Value of Securities                    12


What Do Shares Cost?                                      13


How is the Fund Sold?                                     14


How to Buy Shares                                         15


Massachusetts Partnership Law                             16





Account and Share Information                             15


What are the Tax Consequences                             15


Who Manages the Funds                                     15


How Does the Fund Measure Performance                     23


Performance Comparisons                                   24


Economic and Market Information                           28


Financial Statements                                      28


Appendix                                                  29


Addresses                                                 31

HOW ARE THE FUNDS ORGANIZED

The Regions Funds (Trust) was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." As of the date of this Statement, the Trust consists of seven separate portfolios of securities (Funds) which are as follows: Regions Treasury Money Market Fund (Treasury Money Market Fund); Regions Limited Maturity Government Fund (Limited Maturity Government Fund); Regions Fixed Income Fund (Fixed Income Fund); Regions Balanced Fund (Balanced Fund); Regions Value Fund, (Value Fund); Regions Growth Fund, (Growth Fund); and Regions Aggressive Growth Fund (Aggressive Growth Fund). Shares of the Funds, except the Aggressive Growth Fund, are offered in two classes of shares, Trust Shares and Investment Shares (individually and collectively referred to as "Shares" as the context may require). This SAI relates to both classes of the above-mentioned Shares of the Funds. The Funds (other than Treasury Money Market Fund and Aggressive Growth
Fund) did not offer the Trust Shares class until January 1998.

SECURITIES IN WHICH THE FUNDS INVEST


Following is a table that indicates which types of securities are a: o P = Principal investment of a Fund; (shaded in chart) o A = Acceptable (but not principal) investment of a Fund; or o N = Not an acceptable investment of a Fund.




---------------------------------------------- -------------- ------------- ---------- ---------- --------- ------------ -----------
Securities                                     Treasury       Limited       Fixed      Balanced   Value     Growth Fund  Aggressive
                                               Money Market   Maturity      Income     Fund       Fund                   Growth
                                               Fund           Government    Fund                                         Fund
                                      Fund
---------------------------------------------- -------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
American Depositary Receipts                    N             N             N          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Asset-Backed Securities                         N             A             A          A          N         N            N
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Bank Instruments                                N             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Borrowing                                       A             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Commercial Paper                                N             A             A          A          A         A            A
----------------------------------------------- ------------- -------------                       --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Common Stock1                                   N             N             N          P          P         P            P
----------------------------------------------- ------------- -------------                                 ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Convertible Securities2                         N             N             N          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ----------            --------- ------------ -----------
Derivative Contracts and Securities             N             A             A          A          A         A            A
----------------------------------------------- ------------- -------------                       --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Corporate Fixed Rate Debt Obligations3          N             A             P          P          N         N            N
----------------------------------------------- ------------- ------------- ----------            --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Corporate Floating Rate Debt Obligations3       N             A             A          P          N         N            N
----------------------------------------------- ------------- ------------- ---------- ----------           ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Foreign Securities                              N             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Futures and Options Transactions                N             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Illiquid Securities4                            A             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Lending of Portfolio Securities                 A             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Mortgage-Backed Securities                      N             A             A          A          N         N            N
-----------------------------------------------               ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Municipal Debt  Obligations                     N             A             A          A          N         N            N
-----------------------------------------------               ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Other Money Market Instruments                  N             A             A          A          A         A            A
-----------------------------------------------               ------------- ----------                      ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Preferred Stocks                                N             N             N          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Repurchase Agreements                           N             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Securities of Other Investment Companies        A             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Stripped Bonds                                  N             A             A          A          N         N            N
-----------------------------------------------               -------------            ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
U.S. Government Securities                      P             P             P          P          A         A            A
-----------------------------------------------               ------------- ----------                      ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Warrants                                        N             N             A          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------





---------------------------------------------- -------------- ------------- ---------- ---------- --------- ------------ -----------
Securities                                     Treasury       Limited       Fixed      Balanced   Value     Growth Fund  Aggressive
                                               Money Market   Maturity      Income     Fund       Fund                   Growth
                                               Fund           Government    Fund                                         Fund
                                      Fund
---------------------------------------------- -------------- ------------- ---------- ---------- --------- ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
When-Issued and Delayed Delivery Transactions   A             A             A          A          A         A            A
----------------------------------------------- ------------- ------------- ----------                      ------------ -----------
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------
Zero Coupon Convertible Securities              N             N             N          A          A         A            A
----------------------------------------------- ------------- ------------- ---------- ---------- --------- ------------ -----------

1. The Value Fund will invest in common stocks of companies with market capitalizations of $1 billion or more, the Growth Fund will invest in common stocks of companies with market capitalizations of $5 billion or more and the Aggressive Growth Fund will invest will invest in common stocks of companies with market capitalizations of $5 billion or less.
2. The Balanced Fund and Value Fund may invest up to 25% of their respective total assets in below investment grade convertible securities (rated BB and below by a nationally recognized statistical rating organization (NRSRO)). An NRSRO is Moody's, S&P and Fitch
3. The Corporate Debt Obligations that the Funds invest will be rated in one of the three highest rating categories by an NRSRO.
4. All Funds, except the Treasury Money Market Fund, may invest up to 15% of their respective assets in illiquid securities. The Treasury Money Market Fund may invest up to 10% of its assets in illiquid securities.



SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund [may also/will] treat such redeemable preferred stock as a fixed income security. Interests in Other Limited Liability Companies Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.
     Real Estate Investment Trusts (REITs)
     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. Warrants Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer. Demand Instruments Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. Mortgage Backed Securities Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. Collateralized Mortgage Obligations (CMOs) CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.
         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.
     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Asset Backed Securities Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. Bank Instruments Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts.
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. Options Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may: Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset. Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset. Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions.
Temporary Defensive Investments

For temporary defensive purposes and to maintain liquidity, the Funds may invest in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and repurchase agreements.

Special Transactions
     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Delayed Delivery Transactions When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default. Some Funds may have leverage risks.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.
     Securities Lending
     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks. Some Funds may have leverage risks.
Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Stock Market Risks
o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. Risks Related to Investing for Growth o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risks Related to Investing for Value
o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Credit Risks
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

o Fixed income securities generally compensate for greater prepayment risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Complicated CMOs
o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.
INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed without shareholder approval.
Issuing Senior Securities and Borrowing Money

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent
permitted under the 1940 Act.
Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. As a non-fundamental policy, for purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of their total assets would be invested in securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of their total assets in any one industry. Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be underwriters under the Securities Act of 1933.

Non-Fundamental Limitations

The following investment limitations are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective. Buying on Margin

The Treasury Money Market Fund and the Limited Maturity Government Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities. The Fixed Income Fund, Balanced Fund, Value Fund and Growth Fund will not purchase securities on margin, provided that these Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that these Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities

The Treasury Money Market Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.
 The Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund will not purchase securities for which there is no readily available market, or enter in to repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Funds' net assets. Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other investment companies. Reverse Repurchase Agreements

The Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Concentration of Investments

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Arbitrage Transactions
The Funds will not enter into transactions for the purpose of engaging in arbitrage. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of their policies and limitations, the Funds consider instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Regulatory Compliance. The Treasury Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations. In particular, the Treasury Money Market Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Treasury Money Market Fund's total assets in the securities of any one issuer, although the Treasury Money Market Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Treasury Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Treasury Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval. Portfolio Turnover. For the fiscal years ended November 30, 1999 and 1998, the portfolio turnover rates were 22% and 69%, respectively, for Limited Maturity Government Fund; 18% and 64%, respectively, for the Fixed Income Fund; 20% and 41%, respectively, for the Growth Fund; 69% and 63%, respectively, for the Value Fund; and 23% and 31%, respectively, for the Balanced Fund. For the period ended November 30, 1999, the portfolio turnover rate was 64% for the Aggressive Growth
Fund.      DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (TREASURY MONEY MARKET FUND ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the Treasury Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Treasury Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Treasury Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Treasury Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. Monitoring Procedures. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value. Investment Restrictions. The Rule requires that the Treasury Money Market Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Treasury Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Treasury Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

WHAT DO SHARES COST?

The Treasury Money Market Fund attempts to stabilize the net asset value (NAV) of Shares at $1.00 by valuing its portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Investment Shares and Aggressive Growth Fund only) on days on which the New York Stock Exchange is open for business. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Share; the shareholder has already paid a CDSC; or nominal sales efforts are associated with the original purchase of Shares. Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

o if you are an officer, director, employee or retired employee of Regions Bank, or its affiliates, and your spouse and dependent children;

o if you are a trust customer redeeming through the Trust departments of Regions Bank, or its affiliates. The Trust departments may charge fees for services provided;

o on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;

o    on shares acquired through reinvestment of dividends and capital gains;

o on shares held more than 3 years after the end of the calendar month of acquisition;

o upon the death or disability of the last surviving shareholder(s) of the account;

o if your redemption is a required distribution and you are over the age of 70-1/2 from an individual retirement account or other retirement plan;

o         on shares purchased prior to June 1, 1997; or
o when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis. RULE 12B-1 PLAN (AGGRESSIVE GROWTH FUND and INVESTMENT SHARES only)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
SHAREHOLDER SERVICES

The Funds (except the Aggressive Growth Fund and Treasury Money Market Fund) may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc., for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others, including Regions Bank and RICI, to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

Investment professional receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR FUND SHARES
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.
EXCHANGE PRIVILEGE
Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus. REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act or 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. MASSACHUSETTS PARTNERSHIP LAW Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them. ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

As of January 4, 2000, the following list indicates the shareholders who owned of record, beneficially or both 5% or more of the outstanding shares of the following portfolios: HUBCO, c/o Regions Financial Corp., Birmingham, AL owned approximately 7,426,191 Shares (91.91%) of the Aggressive Growth Fund; approximately 509,704,470 Trust Shares (99.14%) and 30,594,551 Investment Shares (26.62%) of the Treasury Money Market Fund; approximately 6,749,821 Trust Shares (99.89%) and 4,054,692 Investment Shares (8.43%) of Limited Maturity Government Fund; approximately 21,242,619 Trust Shares (100%) and 3,484,255 Investment Shares (73.67%) of Fixed Income Fund; approximately 981,963 Trust Shares (100%) and 6,542,231 Investment Shares (59.40%) of the Balanced Fund; approximately 13,031,5596 Trust Shares (100%) and 3,608,833 Investment Shares (72.03%) of
Value Fund; and approximately 16,066,715 Trust Shares (100%) and 7,834,832 Investment Shares (55.79%) of Growth Fund.



Shareholders owing 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain mattes presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income. CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months. WHO MANAGES THE FUNDS?

OFFICERS AND TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of seven funds. As of January 4, 2000, the Funds' Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






Name                                                                                                 Aggregate
Birthdate                                                                                            Compensation
Address                           Principal Occupations                                                From
Position With Trust               for Past 5 Years                                                     Trust
John F. Donahue*+#                Chief Executive Officer and Director or Trustee of the                  $0
Birthdate: July 28, 1924          Federated Fund Complex; Chairman and Director,
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,
1001 Liberty Avenue               Federated Investment Management Company; Chairman and
Pittsburgh, PA                    Director, Federated Investment Counseling and
TRUSTEE AND CHAIRMAN              Federated Global Investment Management Corp.;
                                  Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                $2082.52
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's
15 Old Timber Trail               Hospital of Pittsburgh; Director, Robroy Industries,
Pittsburgh, PA                    Inc. (coated steel conduits/computer storage
TRUSTEE                           equipment); formerly: Senior Partner, Ernst & Young
                                  LLP; Director, MED 3000 Group, Inc. (physician
                                  practice management); Director, Member of Executive
                                  Committee, University of Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                $2291.08
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,
John R. Wood Associates,          Realtors; Partner or Trustee in private real estate
Inc. Realtors                     ventures in Southwest Florida; formerly: President,
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
TRUSTEE

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                $2082.52
Birthdate: September 3, 1939      Director, Michael Baker Corporation (engineering,
175 Woodshire Drive               construction, operations and technical services);
Pittsburgh, PA                    formerly: Partner, Andersen Worldwide SC.
TRUSTEE

                                  Director or Trustee of some of the Federated Fund                 $1135.94
John F. Cunningham                Complex; Chairman, President and Chief Executive
Birth Date: March 5, 1943         Officer, Cunningham & Co., Inc. (strategic business
353 El Brillo Way                 consulting); Trustee Associate, Boston College;
Palm Beach, FL                    Director, Iperia Corp. (communications/software);
TRUSTEE                           formerly: Director, Redgate Communications and EMC
                                  Corporation (computer storage systems).

                                  Previous Positions: Chairman of the Board and Chief
                                  Executive Officer, Computer Consoles, Inc.; President
                                  and Chief Operating Officer, Wang Laboratories;
                                  Director, First National Bank of Boston; Director,
                                  Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                $2082.52
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;
TRUSTEE                           Member, National Board of Trustees, Leukemia Society
                                  of America.
Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                $1966.08
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of
One Royal Palm Way                Massachusetts General Court; President, State Street
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.
Palm Beach, FL
TRUSTEE                           Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.         Director or Trustee of some of the Federated Fund                 $1249.69
Birth Date: April 10, 1945        Complex; Executive Vice President, Legal and External
80 South Road                     Affairs, Dugan Valva Contess, Inc. (marketing,
Westhampton Beach, NY TRUSTEE     communications, technology and consulting).; formerly
                                  Management Consultant.

                                  Previous Positions: Chief Executive Officer,
                                  PBTC International Bank; Partner, Arthur Young
                                  & Company (now Ernst & Young LLP); Chief
                                  Financial Officer of Retail Banking Sector,
                                  Chase Manhattan Bank; Senior Vice President,
                                  Marine Midland Bank; Vice President, Citibank;
                                  Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hofstra
                                  University.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                $2291.08
S.J.D.#                           President, Law Professor, Duquesne University;
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray; Director,
President, Duquesne               Michael Baker Corp. (engineering, construction,
University                        operations and technical services).
Pittsburgh, PA
TRUSTEE                           Previous Positions: Dean and Professor of Law,
                                  University of Pittsburgh School of Law; Dean
                                  and Professor of Law, Villanova University
                                  School of Law.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                $2082.52
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.
4905 Bayard Street
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum
TRUSTEE                           Company of America; television producer; business
                                  owner.
John S. Walsh                     Director or Trustee of some of the Federated Fund                 $2082.52
Birthdate: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.
2007 Sherwood Drive               (manufacturer of construction temporary heaters);
Valparaiso, IN                    President and Director, Manufacturers Products, Inc.
TRUSTEE                           (distributor of portable construction heaters);
                                  President, Portable Heater Parts, a division of
                                  Manufacturers Products, Inc.; Director, Walsh & Kelly,
                                  Inc. (heavy highway contractor); formerly: Vice
                                  President, Walsh & Kelly, Inc.

J. Christopher Donahue*+          President or Executive Vice President of the Federated                  $0
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds
Federated Investors Tower         in the Federated Fund Complex; President, Chief
1001 Liberty Avenue               Executive Officer and Director, Federated Investors,
Pittsburgh, PA                    Inc.; President and Trustee, Federated Investment
EXECUTIVE VICE PRESIDENT and      Management Company; President and Trustee, Federated
TRUSTEE                           Investment Counseling; President and Director,
                                  Federated Global Investment Management Corp.;
                                  President, Passport Research, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director, Federated
                                  Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                           $0
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,
Federated Investors Tower         Secretary and Director, Federated Investors, Inc.;
1001 Liberty Avenue               Trustee, Federated Investment Management Company and
Pittsburgh, PA                    Federated Investment Counseling; Director, Federated
EXECUTIVE VICE PRESIDENT          Global Investment Management Corp., Federated Services
AND SECRETARY                     Company and  Federated Securities Corp.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                         $0
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice
Federated Investors Tower         President and Treasurer of some of the Funds in the
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Investment
President and                     Management Company  and Federated Investment
treasurer                         Counseling, Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

Richard B. Fisher                 President or Vice President of some of the Funds in                     $0
Birthdate:  May 17, 1923          the Federated Fund Complex; Director or Trustee of
Federated Investors Tower         some of the Funds in the Federated Fund Complex;
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.
VICE PRESIDENT

Charles L. Davis, Jr.             Vice President and Assistant Treasurer of some of the                   $0
Birthdate: March 23, 1960         Funds.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND ASSISTANT
TREASURER


+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.




ADVISER TO THE FUNDS

The Funds' investment adviser is the Capital Management Group, a unit of the Trust Division of Regions Bank (Adviser), which is a wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by Regions Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Regions Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

BANKING LAWS
Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. Regions Bank is subject to such banking laws and regulations. Regions Bank believes, based on the advice of its counsel, that it may perform the services contemplated by the investment advisory and custody agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent Regions Bank from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If Regions Bank were prohibited from engaging in these activities, the Trustees would consider alternative service providers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by Regions Bank. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to Capital Management Group is found as a result of any of these occurrences. BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.



For the fiscal year ended November 30, 1999, the Funds' Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $934,811,377 for which the Funds paid $1,412,522 in brokerage commissions.



ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Funds for a fee at an annual rate as specified below:

                  Maximum                   Average Aggregate Daily Net
               Administrative Fee           Assets of the Trust
                  .150%                      on the first $250 million
                  .125%                      on the next $250 million
                  .100%                      on the next $250 million
                  .075%                      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by FAS, as administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Trust's governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o  prepare, negotiate and administer contracts on behalf of the Fund;

o  supervision of the preparation of financial reports;

o  preparation and filing of federal and state tax returns;

o  assistance with the design, development and operation of a Fund; and

o  providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds the each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.
INDEPENDENT AUDITORS

Deloitte & Touche LLP, Pittsburgh, Pennsylvania, is the independent auditor for the Funds.

FEES PAID BY THE FUNDS FOR SERVICES




------------------------- -------------------------------------- --------------------------------- ---------------------------------
Fund                               Advisory Fee Paid/               Brokerage Commissions Paid         Administrative Fee Paid
                                   Advisory Fee Waived
                                                                 --------------------------------- ---------------------------------
                          -------------------------------------- --------------------------------- ---------------------------------
                           For the fiscal year ended November       For the fiscal year ended         For the fiscal year ended
                                        30, 1999                        November 30, 1999                 November 30, 1999
                          -------------------------------------- --------------------------------- ---------------------------------
                                      ----------------------------------------------------------------------------------------------
                             1999         1998         1997        1999       1998        1997       1999        1998       1997
-------------------------                                       -----------
                         ---------------------------------------           ---------------------------------------------------------
Treasury Money Market    $3,017,941   $1,530,439   $923,323     N/A        N/A         N/A        $568,721    $322,494   $218,861
Fund                     $1,508,970   $765,219     $461,662

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity         $729,204     $613,188     $554,567     N/A        N/A         N/A        $97,987     $93,041    $94,304
Government Fund          $193,164     $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund        $1,911,791   $1,631,732   $1,272,862   N/A        N/A         N/A        $239,796    $230,969   $201,589
                         $590,903     $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund            $1,248,069   $813,891     $576,963     $53,790    $30,423     $45,727    $146,623    $107,768   $85,552
                         $72,753      $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Value Fund               $2,028,188   $1,464,460   $875,092     $639,095   $394,549    $178,390   $238,281    $194,105   $129,340
                         $118,069     $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund              $4,391,129   $2,552,575   $1,925,571   $425,140   $337,246    $382,723   $515,444    $338,064   $285,419
                         $257,614     $0           $0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund*  $357,738     N/A          N/A          $109,228   N/A         N/A        $44,514     N/A        N/A
                         $0
------------------------------------------------------------------------------------------------------------------------------------

*Reflects operations for the period from March 15, 1999 (date of the initial public investment) to November 30, 1999.
N/A - Not Applicable.



                                         ----------------------------------------------------
                   For the fiscal year ended November 30, 1999
---------------------------------------- ----------------------------------------------------
---------------------------------------- ---------------- -----------------------------------
Fund                                        12b-1 Fee          Shareholder Services Fee
---------------------------------------- ---------------- -----------------------------------
---------------------------------------- ---------------- ----------------- -----------------
                                         Investment       Trust Shares      Investment
                                         Shares                             Shares
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Treasury Money Market Fund               $289,359         N/A               N/A
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Limited Maturity Government Fund         N/A              N/A               $102,346
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Fixed Income Fund                        N/A              N/A               $104,903
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Balanced Fund                            N/A              N/A               $358,276
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Value Fund                               N/A              N/A               $163,865
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Growth Fund                              N/A              N/A               $598,370
---------------------------------------- ---------------- ----------------- -----------------
---------------------------------------- ---------------- ----------------- -----------------
Aggressive Growth Fund*                  N/A              N/A               N/A
---------------------------------------- ---------------- ----------------- -----------------

*Reflects operations for the period from March 15, 1999 (date of the initial public investment) to November 30, 1999.
N/A - Not Applicable.



HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. YIELD

The Treasury Money Market Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:
      o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

      o  multiplying the base period return by 365/7.

The yield for the other Funds shares is calculated by dividing: (i)the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees. EFFECTIVE YIELD (TREASURY MONEY MARKET FUND ONLY)


The Treasury Money Market Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Treasury Money Market Fund's effective yield for Trust Shares for the seven-day period ended November 30, 1999, was 4.65%. The Treasury Money Market Fund's effective yield for Investment Shares was 4.39% for the same period.





--------------------------- --------------------------------------------- -------------------------------------------
Fund                                Average Annual Total Return                             Yield
                              for the following periods ended November           for the 30-day period ended
                                              30, 1999                                November 30, 1999
                            --------------------------------------------- -------------------------------------------
                            ---------------------- ---------------------- -------------------- ----------------------
                            Trust Shares           Investment Shares         Trust Shares        Investment Shares
                                  One Year               One Year
                                  Five Year              Five Year
                            Start of Performance   Start of Performance
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
Treasury Money Market Fund  4.21%                  3.94%                         4.50%                 4.25%
                            4.81%                  4.42%
                            4.25%(a)               3.85%(a)
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
Limited Maturity            2.64%                  (0.55%)                       5.40%                 4.57%
Government Fund             N/A                    5.52%
                            4.08%(b)               4.64%(c)
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
Fixed Income Fund           0.24%                  (2.87%)                       6.09%                 5.83%
                            N/A                    6.81%
                            3.31%(b)               6.02%(d)
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
Balanced Fund               10.14%                 6.82%                         2.84%                 2.59%
                            N/A                    NA
                            11.22%(b)              15.62%(e)
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
Value Fund                  5.76%                  2.74%                         0.92%                 0.67%
                            N/A                    NA
                            4.06%(b)               17.22%(e)
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
Growth Fund                 27.42%                 24.07%                        0.00%                 0.00%
                            N/A                    26.83%
                            26.71%(b)              18.58%(d)
--------------------------- ---------------------- ---------------------- -------------------- ----------------------
(a)      April 14, 1992
(b)      May 20, 1998
 (c) December 12, 1993
 (d) April 20, 1992
 (e) December 19, 1994







--------------------------- --------------------------------------------- -------------------------------------------
Fund                                Average Annual Total Return                             Yield
                                  for the following periods ended                for the 30-day period ended
                                         November 30, 1999                            November 30, 1999
                            --------------------------------------------- -------------------------------------------
                            --------------------------------------------- -------------------------------------------
                                              One Year
                                             Five Year
                                        Start of Performance
--------------------------- --------------------------------------------- -------------------------------------------
--------------------------- --------------------------------------------- -------------------------------------------
Aggressive Growth Fund      47.42%                                                          0.00%
                            25.20%
                            17.84%(f)
--------------------------- --------------------------------------------- -------------------------------------------

(f) The start of performance date for the Predecessor Collective Trust Fund was June 30, 1993.




PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;
o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include: Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Treasury Money Market Fund:

         o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

          o    Lehman Brothers  Treasury Bond Index  comprised  entirely of U.S.
               Treasury  obligations.   Flower  bonds  and  foreign  issues  are
               excluded.

         o IBC/Donohue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly reinvestment of dividends over a specified period of time.

Limited Maturity Government Fund:

         o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
            2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

         o Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

         o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

         o Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

         o Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

i 2-Year Treasury Note-Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

            Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.

Fixed Income Fund:

         o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.

         o Merrill Lynch Government/Corporate Index is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better).

         o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

         o Lehman Brothers Government (LT) Index, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

Balanced Fund:

         o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

         o Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.

         o S&P 500/Lehman Brothers Government/Corporate (Weighted Index) and the S&P 500/Lehman Government (Weighted Index) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.

         o Merrill Lynch 1-10 Year Government Index is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Value Fund:

         o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

         o S&P/Barra Value Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment technology firm.

Growth Fund:

         o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

         o Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

         o S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

Aggressive Growth Fund:



         o Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

         o Standard & Poor's Midcap 400/Barra Growth Index is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios.

         o Lipper Midcap Growth Funds Index Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category.



Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time. Advertisements for Investment Shares and shares of Aggressive Growth Fund may quote performance information which does not reflect the effect of the contingent deferred sales charge. Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available. FINANCIAL STATEMENTS


The financial statements for the fiscal year ended November 30, 1999, are incorporated herein by reference from the Funds' Annual Report dated November 30, 1999 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report for a Fund may be obtained without charge by contacting Regions Funds at the address located on the back cover of the SAI or by calling the Regions Funds at 1-800-433-2829.

APPENDIX

STANDARD AND POOR'S BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. NR--Not rated by Moody's. FITCH IBCA, INC. LONG-TERM DEBT RATINGS AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. NR--NR indicates that Fitch does not rate the specific issue. STANDARD AND POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. FITCH IBCA, INC. SHORT-TERM RATINGS F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

























ADDRESSES
Regions Treasury Money Market Fund
Regions Limited Maturity Government Fund
Regions Fixed Income Fund
Regions Balanced Fund
Regions Value Fund
Regions Growth Fund
Regions Aggressive Growth Fund                        5800 Corporate Drive
                                                      Pittsburgh, PA 15237-7010

Distributor
                  Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                      Pittsburgh, PA 15222-3779

Adviser to all Funds
                  Regions Bank                        P.O. Box 10247
                  Capital Management Group            Birmingham, AL 35202

Custodian
                  Regions Bank                        417 North 20th Street
Birmingham, AL 35203

Transfer Agent, Dividend Disbursing Agent and Portfolio Accounting Services
                  Federated Shareholder Services Company

                                                      Federated Investors Tower
                                                      Pittsburgh, PA 15222-3779

Independent Auditors
                  Deloitte & Touche LLP               2500 One PPG Place
                                                      Pittsburgh, PA 15222-5401







APPENDIX

1. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Treasury Money Market Fund (Fund) as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%. The `x' axis represents calculation periods from the earliest calendar yearend of the Fund's start of business through the calendar year ended December 31,1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1999, are 2.76%, 3.77%, 5.51%, 4.78%,4.81%, 4.64%, and 4.28%.

2. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Limited Maturity Government Fund (Fund) as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1999, are 0.30%, 10.83%, 3.29%, 5.55%, 5.86%, and 2.28%.

3. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Fixed Income Fund (Fund) as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 20.00%. The `x' axis represents calculation periods from the earliest calendar yearend of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1999, are 8.40%, -4.74%, 15.99%, 3.58%,
7.96%, 6.79%, and -0.55%.

4. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Balanced Fund (Fund) as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 20.00%. The `x' axis represents calculation periods from the earliest calendar yearend of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1995 through 1999, are 19.64%, 11.93%, 19.69%, 19.75%, and 8.56%.

5. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Value Fund (Fund) as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 30.00%. The `x' axis represents calculation periods from the earliest calendar yearend of the Fund's start of business through the calendar year ended December 31,1999. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1995 through 1999, are 25.04%, 18.69%, 27.24%, 12.79%, and 4.57%.

6. The graphic presentation displayed here consists of a bar char representing the annual total returns of Regions Growth Fund (Fund) as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 10.00% up to 50.00%. The `x' axis represents calculation periods from the earliest calendar yearend of the Fund's start of business through the calendar year ended December 31,1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1993 through 1999, are 2.14%, 0.50%, 23.65%, 23.03%,27.22%, 41.50%, and 28.33%.

7. The graphic presentation displayed here consists of a bar chart representing the annual total returns of Regions Aggressive Growth Fund (Fund) as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-10.00%" and increasing in increments of 10.00% up to 50.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund which appear directly above each respective bar, for the calendar years 1994 through 1999, are -7.38%, 19.75%, 21.92%, 34.87%, 20.71%, and 41.59%.



PART C.         OTHER INFORMATION.
Item 23.          Exhibits
 (a)       (i)    Conformed copy of Declaration of Trust of the Registrant,
                  including conformed copy of Amendment No. 1;(7)
          (ii)    Conformed copy of Amendment No. 2 to Declaration of Trust
                  (4);
         (iii)    Conformed Copy of Amendment No. 3 through 5 to the
                  Declaration of Trust; (12)
          (iv)    Form of Amendment No. 6 to the Declaration of Trust; (12)
 (b)     Copy of By-Laws of the Registrant (1);
           (i)   Copy of Amendment Nos. 1 through 4 to the   By-Laws of the
         Registrant; (13)
 (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (4);
 (d)              (i) Conformed copy of Investment
                  Advisory Contract of the
                  Registrant, through and including
                  conformed copies of Exhibits A, B,
                  C, and D;(7)
          (ii)    Conformed Copy of Exhibits E and F
                  to the Investment Advisory Contract
                  of the Registrant to add First
                  Priority Equity Income Fund and
                  First Priority Balanced Fund,
                  respectively, to the Investment
                  Advisory Contract; (11)
 (e)       (i)    Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A, B, and C;(7)
          (ii)    Conformed Copy of Exhibit D to the Distributor's Contract to
                  add First Priority Equity Income Fund and First Priority
                  Balanced Fund, respectively, to the Distributor's Contract;
                  (11)
(iii) Conformed copy of Exhibits E and F to the Distributor's Contract; (13)
(iv) Conformed copy of Exhibits G to the Distributor's Contract; (15)

+ All exhibits have been filed electronically. (1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511). (4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

(f)

  Not applicable;
  (g) Conformed copy of Custodian Contract of the Registrant between First Priority Funds and Regions Bank; (4)
  (h)       (i)      Conformed copy of Fund Accounting and Shareholder
                     Recordkeeping Agreement (5);
           (ii)      Form of Shareholder Services Plan of the Registrant; (7)
          (iii)      Conformed copy of Shareholder Services Agreement with
                     conformed copy of Exhibit A attached thereto; (13)
          (iv)       Conformed copy of Administrative Services Agreement;(10)
                     (a) Amendment No. 1 to Administrative Services Agreement;
                     (13)
 (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11)
 (j)      Conformed Copy of Independent Auditors Consent;(+)
 (k)      Not applicable;
 (l)      Conformed Copy of Initial Capital  Understanding; (5)
 (m)        (i)    Conformed copy of Distribution Plan of the Registrant,
                   through and including conformed copies of Exhibits A and B;(7)
           (ii)    Conformed Copy of Exhibit C to the Distribution Plan of the
                   Registrant; (11)
          (iii)    Copy of Rule 12b-1 Agreement
                   through and including Exhibit A
                   (1);
(iv)      Copy of Amendment No. 1 to Exhibit A of the Rule 12b-1 Agreement; (12)
(v)       Copy of Amendment No. 1 to Exhibit A of the Rule 12b-1 Agreement; (15)

+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).

(10) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 26, 1996 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

(iv)   Conformed copy of Exhibit D to the Distribution Plan of the
         Registrant; (15)
                (n)        (i)   Conformed Copy of Multiple Class Plan; (9)
                          (ii) Conformed copy of Exhibits A & B to
           Multiple Class Plan; (13)
                (o) Copies of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684)
                (p)       (i) Conformed copy of Power of Attorney;
                          (+) (ii) Conformed copies of Powers of
                          Attorney for:
                                 (a)      John S. Walsh (+)
                                 (b)      John F. Cunningham (+)
                                 (c)      Charles F. Mansfield, Jr. (+)
                                 (d)      Nicholas P. Constantakis (+)
Item 24.          Persons Controlled by or Under Common Control with Registrant:
                  None

Item 25.          Indemnification: (1)

Item 26.          Business and Other Connections of Investment Adviser:

                         (a) The Adviser is a wholly-owned subsidiary of Regions Financial Corp., a bank holding company organized during 1971 under the laws of the State of Delaware, and is a member of the Regions Bank organization. Operating out of more than 700 offices, Regions provides wide range of banking and fiduciary services to its customers. As of December 31, 1998, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States with total assets of approximately $35 billion. Regions Financial Corporation has achieved Thomson BankWatch's highest rating of "A", a distinction earned by less than 1% of U.S. financial institutions. In addition, Veribanc, Inc. has designated Regions' flagship bank, Regions Bank, as a Blue Ribbon Bank. The Blue Ribbon rating symbol symbolizes excellence in asset quality, capital strength, liquidity, and profitability, as well as other key financial thresholds. No Blue Ribbon Bank has ever failed. Regions Bank was selected for inclusion in the S&P 500 - Standard & Poor's widely followed index of the 500 most prominent companies in the nation.

                         As fiduciary, Regions Bank managed over $8 billion in discretionary assets as of December 31, 1998. It manages ten common trust funds and collective investment funds having a market value in excess of $633 million as of December 31, 1998. Regions Bank has been adviser to the Regions Funds (formerly, First Priority Funds) since inception with a market value of approximately $1.682 billion as of December 31, 1998.


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).



                                                                                Other Substantial
                                          Position with                         Business, Profession,
Name                                      the Adviser                           Vocation or Employment

J. Stanley Mackin                       Chairman of the Board

Carl E. Jones, Jr.                      President and Chief
                                        Executive Officer

Richard D. Horsley                      Vice Chairman of the
                                        Board and Executive
                                        Financial Officer

Sam P. Faucett                          President/Region Southwest

Joe M. Hinds                            President/Regions North

Wilbur B. Hufham                        President/Regions South

William E. Jordan                       President/Regions Central

Carl E. Jones, Jr.                      Chief Executive Officer

Peter D. Miller                         President/Regions Northeast

William E. Askew                        Executive Vice President/
                                        Retail Banking

Samuel E. Upchurch, Jr.                 Executive Vice President/
                                        General Counsel and Secretary

Robert P. Houston                       Executive Vice President
                                        and Comptroller

E.C. Stone                              Executive Vice President/
                                        Corporate Banking

Richard E. Wambsganss                   Executive Vice President/
                                        Trust Group

Sheila S. Blair                         Director                                Civic Leader

James B. Boone, Jr.                     Director                                Chairman of the Board
                                                                                Boone Newspapers, Inc.

Albert P. Brewer                        Director                                Professor of Law &
                                                                                Government
                                                                                Samford University

James S.M. French                       Director                                Chairman and President
                                                                                Dunn Investment Company

Barnett Grace                           Director                                President/Regions West

Frank D. Hickingbotham                  Director                                Chairman of the Board TCBY
                                                                                Enterprises, Inc.

Richard D. Horsley                      Director                                Vice Chairman of the Board and
                                                                                Executive Financial Officer
                                                                                Regions Financial Corp.





Carl E. Jones, Jr.                      Director                                President & Chief
Executive Officer/                                                              Regions Financial
Corporation

Olin B. King                            Director                                Chairman of the Board  and Chief
                                                                                Executive Officer
                                                                                SCI Systems, Inc.

J. Stanley Mackin                       Director                                Chairman of the Board/
                                                                                Regions Financial Corp.

Michael W. Murphy                       Director                                President/ Marmik Oil Company

Henry E. Simpson                        Director                                Attorney
                                                                                Lange, Simpson, Robinson &
                                                                                Somerville

Robert E. Steiner, III                  Director                                Attorney
                                                                                Steiner, Crum & Baker

Lee J. Styslinger, Jr.                  Director                                Chairman
                                                                                ALTEC Industries, Inc.

Robert J. Williams                      Director                                Chairman and Chief Executive
                                                                                Officer Terminix Services, Inc.


Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as principal underwriter for the following  ..........open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer,
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director,                                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                          --
Federated Investors Tower                  and Director,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Treasurer,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards                          Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari                          Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Denis McAuley III                          Assistant Treasurer,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(c)      Not applicable.

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Regions Funds                                5800 Corporate Drive
("Registrant")                               Pittsburgh, PA  15237-7010

Federated Shareholder Services Company       Federated Investors Tower
("Transfer Agent and Dividend                1001 Liberty Avenue
Disbursing Agent)                            Pittsburgh, PA  15222-3779

Federated Administrative Services            Federated Investors Tower
("Administrator")                            1001 Liberty Avenue
                                             Pittsburgh, PA  15222-3779

Regions Bank
Mutual Funds Group                           P.O. Box 10247
("Advisor and Custodian")                    Birmingham, Alabama 35202

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of January, 2000.

                                               REGIONS FUNDS
                                     (formerly, First Priority Funds)

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           January 26, 2000

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/Gail Cagney
      Gail Cagney____                             Attorney In Fact                      January 26, 2000
      ---------------
      ASSISTANT SECRETARY                         For the Persons
                                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Edward C. Gonzales*                               President and Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

Thomas G. Bigley*                                 Trustee

John T. Conroy, Jr.*                              Trustee

Nicholas P. Constantakis*                         Trustee

John F. Cunningham*                               Trustee

J. Christopher Donahue*                           Trustee

Lawrence D. Ellis, M.D.*                          Trustee

Peter E. Madden*                                  Trustee

Charles F. Mansfield, Jr.*                        Trustee

John E. Murray, Jr.*                              Trustee

Marjorie P. Smuts*                                Trustee

John S. Walsh*                                    Trustee

* By Power of Attorney